Restructuring Charges (Schedule Of Accrued Reserve) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Termination Benefits
Termination benefits recognized	$ 690
Lease Expense [Member]
Termination Benefits
Beginning of period
Termination benefits settled	(48)
End of period	177
Leases Payable
Beginning of period
Present value of future minimum lease payments less estimated future sublease rentals, net of deferred rent of $62	182
Settlements	(48)
Change in estimate	43
End of period	177
Long-Term Lease Payable
Lease payable	177		$ 177
Current portion of lease liability			86
Long-term portion of lease liability			91
Deferred rent			62
One Time Termination Benefits [Member]
Termination Benefits
Beginning of period
Termination benefits recognized	135
Termination benefits settled	(115)
End of period	20
Leases Payable
Beginning of period
Settlements	(115)
End of period	20
Long-Term Lease Payable
Lease payable			$ 20